Loss per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2024 GBP (£) £ / shares item shares	Jun. 30, 2023 GBP (£) £ / shares shares	Jun. 30, 2022 GBP (£) £ / shares shares
Loss per share
Loss for the year | £		£ (113,159)	£ (28,678)	£ (115,510)
Basic loss per share | £ / shares		£ (0.6844)	£ (0.1759)	£ (0.7086)
Diluted loss per share | £ / shares	[1]	£ (0.6844)	£ (0.1759)	£ (0.7086)
Number of categories of dilutive potential ordinary shares | item		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		165,345	163,062	163,001
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share		165,345	163,062	163,001
Class A ordinary shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		56,091	54,537	51,952
Class B ordinary shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		110,937	110,208	112,732
Treasury shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		1,683	1,683	1,683

[1]	For the years ended 30 June 2024, 2023 and 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.